Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Revenues (Expenses) from Related Party Transactions
Teekay Corporation and its wholly-owned subsidiaries directly and indirectly provide substantially all of the Partnership’s commercial, technical, crew training, strategic, business development and administrative service needs. In addition, the Partnership reimburses the general partner for expenses incurred by the general partner that are necessary or appropriate for the conduct of the Partnership’s business. Such related party transactions were as follows for the periods indicated:

	Year Ended December 31,
	2016 $	2015 $	2014 $
Revenues (1)	49,228	68,734	68,172
Vessel operating expenses (2)	(34,629)	(39,779)	(39,237)
General and administrative (3)(4)	(29,944)	(52,257)	(42,396)
Interest expense (5)(6)(7)(8)	(22,400)	(5,556)	(933)

(1)
Includes revenues from time-charter-out or bareboat contracts with subsidiaries or affiliates of Teekay Corporation, including management fees from ship management services provided by the Partnership to a subsidiary of Teekay Corporation, and net early termination fees paid or received by the Partnership to or from Teekay Corporation (see above and note 19).

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the Partnership’s general partner for costs incurred on the Partnership’s behalf.

(4)
Includes business development fees of $9.7 million, $2.2 million and $2.0 million to Teekay Corporation in connection with the acquisition of the Petrojarl Knarr FPSO unit, six long-distance towing and offshore installation vessels, and the Arendal Spirit UMS, respectively, during the year ended December 31, 2015 and business development fees of $1.6 million and $2.1 million to Teekay Corporation in connection with the acquisition of ALP and the Petrojarl I FPSO unit, respectively, during the year ended December 31, 2014.

(5)
Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility and for the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnerships interest rate swaps and cross currency swaps (see note 11k).

(6)
Includes interest expense of $3.2 million for the year ended December 31, 2016, incurred on the convertible promissory note issued to Teekay Corporation in connection with the financing of the acquisition of the Dropdown Predecessor (see note 3) bearing interest at an annual rate of 6.50% on the outstanding principal balance.The outstanding principal balance of $100 million, together with accrued interest, was payable in full on July 1, 2016; however, this convertible promissory note was refinanced on July 1, 2016 (see note 11j). The outstanding principal balance of this convertible promissory note was $nil as at December 31, 2016.

(7)
Includes interest expense of $5.0 million for the year ended December 31, 2016, incurred on a $100.0 million six-month loan made by Teekay Corporation to the Partnership on January 1, 2016, bearing interest at an annual rate of 10.00% on the outstanding principal balance. The outstanding principal balance, together with accrued interest, was payable in full on July 1, 2016; however, this loan was refinanced on July 1, 2016 (see note 11j). The outstanding principal balance of this loan was $nil as at December 31, 2016.

(8)
Includes interest expense of $10.0 million for the year ended December 31, 2016, incurred on a $200.0 million subordinated promissory note issued to a subsidiary of Teekay Corporation effective July 1, 2016 (see note 11j). The subordinated promissory note bears interest at an annual rate of 10.00% on the outstanding principal balance, which as at December 31, 2016, was $200.0 million. The outstanding principal balance, together with accrued interest, is payable in full on January 1, 2019.

m)
At December 31, 2016, due from affiliates totaled $77.8 million (December 31, 2015 - $81.3 million) and due to affiliates totaled $296.6 million (December 31, 2015 - $304.6 million). Amounts due to and from affiliates, other than the $200.0 million promissory note issued to a subsidiary of Teekay Corporation (see 11j), are non-interest bearing and unsecured, and all current due to and from affiliates balances are expected to be settled within the next fiscal year in the normal course of operations or from financings.